RELATED PARTY TRANSACTIONS - Related party transactions (Details) - USD ($)	Apr. 30, 2023	Oct. 31, 2022
Related Party Transaction [Line Items]
Due from Related Parties, Current	$ 0	$ 1,369
Other Liabilities, Current	810,725	126,530
Related Party [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current		1,369
Other Liabilities, Current	810,725	126,530
Related Party [Member] | Baohai Xu
Related Party Transaction [Line Items]
Other Liabilities, Current	232,582	105,500
Related Party [Member] | Feng'e Feng
Related Party Transaction [Line Items]
Other Liabilities, Current	186,571
Related Party [Member] | Mingxiu Luan
Related Party Transaction [Line Items]
Other Liabilities, Current	125,027
Related Party [Member] | Sheng Xu
Related Party Transaction [Line Items]
Other Liabilities, Current	105,500
Related Party [Member] | Mufang Gao
Related Party Transaction [Line Items]
Other Liabilities, Current	79,870
Related Party [Member] | Zhe Wang
Related Party Transaction [Line Items]
Other Liabilities, Current	68,958
Related Party [Member] | WDZG Consulting
Related Party Transaction [Line Items]
Due from Related Parties, Current		1,369
Other Liabilities, Current	9,983	9,449
Related Party [Member] | Liwei Song
Related Party Transaction [Line Items]
Other Liabilities, Current	1,855
Related Party [Member] | Fan Shen
Related Party Transaction [Line Items]
Other Liabilities, Current	329	578
Related Party [Member] | Kui Che
Related Party Transaction [Line Items]
Other Liabilities, Current	$ 50	48
Related Party [Member] | Xiangchun Ruan
Related Party Transaction [Line Items]
Other Liabilities, Current		$ 10,955